Equity dividends - Ordinary dividends paid (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Equity dividends
Ordinary dividends paid	£ 1,059	£ 983	£ 920